Leases (Lessor, Future Minimum Lease Payments to be Received) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 97
2027	96
2028	96
2029	95
2030	94
Thereafter	702
Total minimum lease payments to be received	1,180	$ 1,310
Less: executory costs	(166)	(182)
Minimum lease payments receivable	$ 1,014	$ 1,128